FINANCIAL STATEMENT DETAILS	12 Months Ended
Dec. 31, 2020
Organization, Consolidation and Presentation of Financial Statements [Abstract]
FINANCIAL STATEMENT DETAILS	FINANCIAL STATEMENT DETAILS
Cash and Cash Equivalents and Restricted Cash
The following table provides a reconciliation of cash and cash equivalents and restricted cash reported within the balance sheet to the total amounts shown in the statement of cash flows:

	December 31, 2020	December 31, 2019	December 31, 2018	December 31, 2017
	(In thousands)
Cash and cash equivalents	$3,366,176	$837,916	$883,991	$748,580
Restricted cash included in other current assets	448	503	1,417	203
Restricted cash included in other assets	449	409	420	—
Cash, cash equivalents, and restricted cash included in current assets of discontinued operations	110,037	1,904	1,008	11,156
Total cash and cash equivalents and restricted cash as shown on the statement of cash flows	$3,477,110	$840,732	$886,836	$759,939
Restricted cash included in other current assets at December 31, 2020 primarily consists of cash received from customers at Angi Inc. through their Handy platform, representing funds collected for payments to service providers, which were not settled as of the period end.
Restricted cash at December 31, 2019 primarily consists of a deposit related to corporate credit cards.
Restricted cash at December 31, 2018 primarily consists of a cash collateralized letter of credit and a deposit related to corporate credit cards.
Restricted cash at December 31, 2017 primarily consists of cash related to the pending dissolution of a subsidiary, which was released to the Company in the fourth quarter of 2018.
Restricted cash included in other non-current assets for all periods presented consists of deposits related to leases.

	December 31,
	2020	2019
	(In thousands)
Other current assets:
Capitalized costs to obtain a contract with a customer	$58,788	$41,401
Prepaid expenses	46,096	39,050
Capitalized downloadable search toolbar costs, net	12,730	21,985
Other	22,408	43,626
Other current assets	$140,022	$146,062

	December 31,
	2020	2019
	(In thousands)
Building, capitalized software, leasehold improvements and equipment
Buildings and leasehold improvements	$195,502	$239,849
Capitalized software and computer equipment	149,693	123,645
Furniture and other equipment	83,501	84,305
Land	—	11,590
Projects in progress	53,635	43,577
Building, capitalized software, leasehold improvements and equipment	482,331	502,966
Accumulated depreciation and amortization	(207,401)	(200,549)
Building, capitalized software, leasehold improvements and equipment, net	$274,930	$302,417

	December 31,
	2020	2019
	(In thousands)
Accrued expenses and other current liabilities:
Accrued employee compensation and benefits	$107,280	$96,869
Accrued advertising expense	56,286	50,868
Accrued revenue share	38,710	30,574
Other	138,130	104,497
Accrued expenses and other current liabilities	$340,406	$282,808
Other (expense) income, net

	Years Ended December 31,
	2020	2019	2018
	(In thousands)
Impairments related to COVID-19 (a)	$(59,001)	$—	$—
Realized gains related to the sale of investments	10,373	330	589
Realized gains related to the sale of the investment in Pinterest	—	20,486	26,777
Upward adjustments to the carrying value of equity securities without readily determinable fair values (b)	—	18,505	128,786
Interest income	7,177	15,159	9,124
Realized gains (losses) related to the sale of business (c)	1,061	—	121,230
Unrealized reduction in the estimated fair value of a warrant	(1,213)	(9,123)	—
Mark-to-market loss on an indemnification claim related to the Handy acquisition	(181)	(1,779)	—
Other	(777)	(3,091)	(3,774)
Other (expense) income, net	$(42,561)	$40,487	$282,732
_____________________
(a)     Includes $51.5 million in impairments related to investments in equity securities without readily determinable fair values and $7.5 million in impairments of a note receivable and a warrant related to certain investees in the year ended December 31, 2020.
(b)     Includes a $128.8 million unrealized gain to adjust the remaining interest in Pinterest to fair value in accordance with ASU No. 2016-02 in the year ended December 31, 2018.
(c)     Includes gains related to the sales of Dictionary.com, Electus, Felix and CityGrid in the year ended December 31, 2018.
Supplemental Disclosure of Cash Flow Information:

	Years Ended December 31,
	2020	2019	2018
	(In thousands)
Cash paid (received) during the year for:
Interest	$6,524	$10,042	$13,108
Income tax payments	$5,974	$4,797	$4,035
Income tax refunds	$(2,010)	$(3,048)	$(30,330)
Supplemental Disclosure of Non-Cash Transactions:
The Company recorded an acquisition-related contingent consideration liability of $25.5 million during the year ended December 31, 2018, in connection with an acquisition. There were no acquisition-related contingent consideration liabilities recorded for the years ended December 31, 2020 and 2019. See "Note 7—Financial Instruments and Fair Value Measurements" for additional information on contingent consideration arrangements.
On October 19, 2018, Angi Inc. issued 8.6 million shares of its Class A common stock valued at $165.8 million in connection with the acquisition of Handy.